Long-Term Debt	12 Months Ended
Dec. 31, 2014
Long-Term Debt (Abstract)
Long-Term Debt
7. Long-Term Debt

Long-term debt consists of the following:
	Bank Loans	Entity	As of December 31, 2014	As of December 31, 2013	Margin

(i)	Issued in April 2007 maturing in June 2017	Capital Product Partners L.P.	$250,850	$250,850	2.00%

(ii)	Issued in March, 2008 maturing in March 2018	Capital Product Partners L.P.	$233,065	238,465	3.00%

(iii)	Issued in June 2011 maturing in March 2018	Capital Product Partners L.P.	$19,000	19,000	3.25%

(iv)	Issued in September 2013 maturing in December 2020	Capital Product Partners L.P.	$75,000	75,000	3.50%

	Total		$577,915	$583,315
	Less: Current portion		$5,400	5,400
	Long-term portion		$572,515	$577,915

As at December 31, 2014, the amounts drawn down under the Partnership's four credit facilities were as follows:

Vessel / Entity	Date	$370,000 Credit Facility (i)	$350,000 Credit Facility (ii)	$25,000 Credit Facility (iii)	$225,000 Senior Secured Credit Facility (iv)
M/T Akeraios	07/13/2007	$46,850	$—	$—	$—
M/T Apostolos	09/20/2007	56,000	—	—	—
M/T Anemos I	09/28/2007	56,000	—	—	—
M/T Alexandros II	01/29/2008	48,000	—	—	—
M/T Amore Mio II	03/27/2008	—	46,000	—	—
M/T Aristofanis	04/30/2008	—	11,500	—	—
M/T Aristotelis II	06/17/2008	20,000	—	—	—
M/T Aris II	08/20/2008	24,000	1,584	—	—
M/V Cape Agamemnon	06/09/2011	—	—	19,000	—
M/V Hyundai Premium	03/20/2013	—	22,275	—	—
M/V Hyundai Paramount	03/27/2013	—	22,275	—	—
M/V Hyundai Prestige, M/V Hyundai Privilege, M/V Hyundai Platinum	09/11/2013	—	—	—	75,000
Crude Carriers Corp. and its subsidaries	09/30/2011	—	129,431	—	—
Total		$250,850	$233,065	$19,000	$75,000

In September 2013 the Partnership entered into a new senior secured credit facility of up to $200,000, which was amended in December, 2013 to upsize it up to $225,000, led by ING Bank N.V. in order to partly finance the acquisition cost of certain vessels. The facility is divided in two tranches. Tranche A consisted of $75,000 which was drawn down on September 11, 2013 in order to part finance the acquisition cost of the shares of Anax Container Carrier S.A., Cronus Container Carrier S.A. and Thiseas Container Carrier S.A. that were the owning companies of the 2013-built 5,000 TEU container vessels “Hyundai Prestige”, “Hyundai Privilege” and “Hyundai Platinum” respectively (Note 3). Tranche B, consisted of $150,000, which will be available in multiple advances in order to finance up to 50% of the acquisition cost of certain additional ships or to finance the cost of acquiring the issued share capital of an additional vessel owning company. As of December 31, 2014 the Partnership had not drawn down any amount of Tranche B. The facility is repayable in twenty consecutive quarterly installments, beginning in March 2016, in the amount that provides for the overall thirteen and sixteen year repayment profiles on sub facilities A (Tranche A) and B (Tranche B) respectively, after adjustment for the security vessel age at acquisition date and availability period.

All amounts outstanding, including the balloon payment, will become due and payable in December 2020. The facility bears interest at LIBOR plus a margin of 3.50% and commitment fees of 1.0%.

In November, 2013 the Partnership amended its credit facility of $370,000 in order to replace the M/T Agamemnon II which was sold on November 5, 2013 (Note 5) with the M/T Aristotelis as a security.

In March, 2013, the Partnership's credit facility of $350,000 was converted into a term loan, and the undrawn amount of $1,420 was cancelled.

On March 20, and March 27, 2013, the Partnership had drawn in total the amount of $54,000 from the undrawn portion of its $350,000 credit facility in order to partly finance the acquisition of the vessel owning companies of the M/V Hyundai Premium and the M/V Hyundai Paramount respectively (Note 3). The Partnership's loan of $370,000 will be repaid in 6 equal consecutive quarterly installments of $12,975 commencing in March, 2016 plus a balloon payment due in June, 2017. The Partnership's credit facility of $350,000, exluded the portion of $54,000,  will be repaid in 9 equal consecutive quarterly installments of $7,855 commencing in March, 2016 plus a balloon payment due in March, 2018.  The amount of $54,000 is payable in twenty equal consecutive quarterly installments of $1,350 commencing in June 2013 plus a balloon payment of $27,000 in March 2018. The Partnership's credit facility of $25,000 will be repaid in 9 equal consecutive quarterly installments of $1,000 commencing in March, 2016 plus a balloon payment for each facility due in March, 2018.

The Partnership's credit facilities contain customary ship finance covenants, including restrictions as to: changes in management and ownership of the mortgaged vessels, the incurrence of additional indebtedness, the mortgaging of vessels, the ratio of EBITDA to Net Interest Expenses shall be no less than 2:1, minimum cash requirement of $500 per vessel, as well as the ratio of net Total Indebtedness to the aggregate Market Value of the total fleet shall not exceed 0.725:1. The credit facilities also contain the collateral maintenance requirement in which the aggregate average fair market value, of the collateral vessels shall be no less than 125% of the aggregate outstanding amount under these facilities. Also the vessel-owning companies may pay dividends or make distributions when no event of default has occurred and the payment of such dividend or distribution has not resulted in a breach of any of the financial covenants. As of December 31, 2014 and 2013 the Partnership was in compliance with all financial debt covenants.

The credit facilities have a general assignment of the earnings, insurances and requisition compensation of the respective vessel or vessels. Each also requires additional security, including: pledge and charge on current account; corporate guarantee from each of the thirty vessel-owning companies, and mortgage interest insurance.

The Partnership's credit facilities contain a “Market Disruption Clause” where the lenders, at their discretion, may impose additional interest margin if their borrowing rate exceeds effective interest rate (LIBOR) stated in the loan agreement with the Partnership. For the years ended December 31, 2014, 2013 and 2012 the Partnership incurred an additional interest expense in the amount of $0, $0 and $373   respectively due to the “Market Disruption Clause”.
For the years ended December 31, 2014, 2013 and 2012, the Partnership recorded interest expense of $16,480, $14,982 and $25,788, respectively. As of December 31, 2014 and 2013 the weighted average interest rate of the Partnership's loan facilities was 2.81% for both periods.

The required annual loan payments to be made subsequent to December 31, 2014 are as follows:

	$370,000 Credit Facility (i)	$350,000 Credit Facility (ii)	$25,000 Credit Facility (iii)	$225,000 Senior Secured Credit Facility (iv)	Total
2015	$-	$5,400	$-	$-	$5,400
2016	51,900	36,819	4,000	5,769	98,488
2017	198,950	36,819	4,000	5,769	245,538
2018	-	154,027	11,000	5,769	170,796
2019	-	-	-	5,769	5,769
Thereafter	-	-	-	51,924	51,924
Total	$250,850	$233,065	$19,000	$75,000	$577,915